OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 2,928	$ 4,181
Impairment charge for the year	777	163	$ 0
Amortization charge for the year	1,372	1,727	2,288
Other Intangible Assets, ending	2,781	2,928	4,181
Continuing Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the year	1,372	1,722	2,273
Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the year	0	5	15
Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	22,193	22,077
Additions	2,021	622
Foreign exchange movements	(19)	28
Disposal of subsidiary		(534)
Other Intangible Assets, ending	24,195	22,193	22,077
Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(19,265)
Impairment charge for the year	(777)
Amortization charge for the year	(1,372)
Other Intangible Assets, ending	(21,414)	(19,265)
Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(19,265)	(17,896)
Disposal of subsidiary		521
Impairment charge for the year		(163)
Amortization charge for the year		(1,727)
Other Intangible Assets, ending		(19,265)	(17,896)
Patents [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	345	345
Other Intangible Assets, ending	345	345	345
Patents [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	541	541
Additions	0	0
Foreign exchange movements	0	0
Disposal of subsidiary		0
Other Intangible Assets, ending	541	541	541
Patents [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(196)
Impairment charge for the year	0
Amortization charge for the year	0
Other Intangible Assets, ending	(196)	(196)
Patents [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(196)	(196)
Disposal of subsidiary		0
Impairment charge for the year		0
Amortization charge for the year		0
Other Intangible Assets, ending		(196)	(196)
Trademarks [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	371	371
Other Intangible Assets, ending	371	371	371
Trademarks [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	371	371
Additions	0	0
Foreign exchange movements	0	0
Disposal of subsidiary		0
Other Intangible Assets, ending	371	371	371
Trademarks [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	0
Impairment charge for the year	0
Amortization charge for the year	0
Other Intangible Assets, ending	0	0
Trademarks [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	0	0
Disposal of subsidiary		0
Impairment charge for the year		0
Amortization charge for the year		0
Other Intangible Assets, ending		0	0
Customer Lists [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	340	630
Other Intangible Assets, ending	$ 251	340	630
Customer Lists [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Amortization Rate	16.67%
Estimated remaining useful life	5 years
Customer Lists [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Amortization Rate	50.00%
Estimated remaining useful life	6 years
Customer Lists [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 2,817	2,817
Additions	0	0
Foreign exchange movements	0	0
Disposal of subsidiary		0
Other Intangible Assets, ending	2,817	2,817	2,817
Customer Lists [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(2,477)
Impairment charge for the year	0
Amortization charge for the year	(89)
Other Intangible Assets, ending	(2,566)	(2,477)
Customer Lists [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(2,477)	(2,187)
Disposal of subsidiary		0
Impairment charge for the year		(163)
Amortization charge for the year		(127)
Other Intangible Assets, ending		(2,477)	(2,187)
Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	1,872	2,835
Other Intangible Assets, ending	$ 1,814	1,872	2,835
Software [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Amortization Rate	20.00%
Estimated remaining useful life	3 years
Software [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Amortization Rate	33.33%
Estimated remaining useful life	5 years
Software [Member] | Internally Generated Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 400,000
Other Intangible Assets, ending		400,000
Estimated remaining useful life	5 years
Software [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 18,464	18,348
Additions	2,021	622
Foreign exchange movements	(19)	28
Disposal of subsidiary		(534)
Other Intangible Assets, ending	20,466	18,464	18,348
Software [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(16,592)
Impairment charge for the year	(777)
Amortization charge for the year	(1,283)
Other Intangible Assets, ending	(18,652)	(16,592)
Software [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(16,592)	(15,513)
Disposal of subsidiary		521
Impairment charge for the year		0
Amortization charge for the year		(1,600)
Other Intangible Assets, ending		(16,592)	$ (15,513)
Software Licenses [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	300,000
Other Intangible Assets, ending	$ 900,000	$ 300,000